UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05857

Columbia Funds Institutional Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CMG ULTRA SHORT TERM BOND FUND
A PORTFOLIO OF COLUMBIA FUNDS INSTITUTIONAL TRUST

Annual Report
July 31, 2009

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

NOT BANK ISSUED

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. The fund is distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Management Advisors, LLC ("CMA") is an SEC-registered investment advisor and an indirect, wholly owned subsidiary of Bank of America Corporation and is part of Columbia Management.

The views expressed in this report reflect the current views of the portfolio manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the portfolio manager disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the 12-month period that ended July 31, 2009, CMG Ultra Short Term Bond Fund returned 2.16%. The fund underperformed its benchmark, the Citigroup One-Year U.S. Treasury Bill Index1, which returned 2.83%. However, it outperformed the average return of its peer group, the Lipper Ultra-Short Obligations Funds Classification2, which was negative 0.80%. The fund's diversification away from Treasuries hurt relative performance during the first half of the period, as investors remained averse to risk. However, it rebounded strongly as the market returned to more normal valuations in 2009.

Two distinct market environments prevailed during the past 12 months. In the second half of 2008, a credit crisis that had been building over the prior year reached a crescendo, claiming its most prominent victim with the failure of Lehman Brothers in September. Fixed-income investors responded by flocking to the safety of the Treasury markets. Diversified funds were at a disadvantage to Treasury securities during this period, but the fund's high-quality orientation served it well with respect to its peer group. In particular, the fund avoided many of the structured investments that suffered as investors lost confidence in the quality of the underlying collateral.

In the first half of 2009, the fixed-income market slowly regained its footing, aided by months of aggressive intervention by the Federal Reserve Board (the "Fed") and several well-publicized federal government policy initiatives, designed to restore liquidity to the markets. Against this more optimistic backdrop, corporate bonds and most classes of asset-backed securities made up lost ground, posting double-digit total returns for the first seven months of the calendar year. The fund was a beneficiary of this development and easily outperformed the Treasury market.

Another factor in the fund's favorable relative performance was the steady rise in short-term interest rates in 2009. Because the average maturity of the fund's holdings is invariably shorter than the one-year duration of the index, the fund tends to outperform the index when rates are rising.

The fund strived to maintain consistent fundamental strategies and asset allocations throughout the 12-month period. The fund has typically been allocated as follows: 30% to 50% in corporate bonds, 10% to 20% in asset-backed securities, 5% to 15% in agencies and 0% to 10% in Treasury securities, with the balance typically consisting of the highest-yielding short duration products such as CDs or commercial paper. In the first half of the year, we amended these targets somewhat by reducing the fund's corporate holdings and increasing exposure to

1 The Citigroup One-Year U.S. Treasury Bill Index consists of a single 1-year U.S. Treasury Bill whose return is tracked until its maturity. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with similar investment objectives as those of the fund. Lipper makes no adjustments for the effect of sales loads.

overnight paper. In the second half of the year, maintaining these target allocations proved challenging for a different reason, because the fund enjoyed significant inflows as a result of the improved market conditions.

Looking ahead, we expect the Fed to maintain its zero-percent interest rate policy for the foreseeable future. However, at some point we would expect it to push short-term rates higher, whether to combat inflation or to manage the value of the dollar. If and when these higher short-term yields materialize, the fund will be poised to lengthen the maturity of its assets in order to take advantage of higher yields. Irrespective of the level of rates, we will maintain the fund's high-quality profile, as it is intended to seek relative safety and not to take on excessive risk.

Portfolio Management

Guy C. Holbrook has managed the fund since March 2004 and has been associated with the advisor or its predecessors since 1998.

The fund's top ten holdings (as a percentage of net assets), excluding repurchase agreements, as of July 31, 2009 were:

Holdings	(%)
U.S. Treasury Notes, 1.000%, 07/31/2011	2.4
USAA Auto Owner Trust, 4.160%, 04/16/2012	1.8
Federal Home Loan Mortgage Corp, 3.500%, 05/05/2011	1.8
Federal Home Loan Bank, 3.375%, 06/24/2011	1.8
Volkswagen Auto Lease Trust, 3.410%, 04/16/2012	1.8
U.S. Treasury Notes, 0.875%, 05/31/2011	1.8
Capital One Multi-Asset Execution Trust, 4.850%, 02/18/2014	1.5
Federal Home Loan Mortgage Corp. REMICS, 4.500%, 11/15/2029	1.5
Atlantic Asset Securitization, 0.240%, 08/21/2009	1.5
Royal Bank of Scotland, 0.300%, 09/01/2009	1.5

Holdings are calculated as a percentage of net assets and are subject to change. Because the fund is actively managed, there is no guarantee the fund will continue to maintain the holdings breakdown listed. The fund's holdings and their weights within the portfolio may change as market conditions change.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Average annual total return as of July 31, 2009 (%)

	Inception	1-year	5-year	Life
CMG Ultra Short Term Bond Fund	03/08/04	2.16	2.77	2.54
Citigroup One-Year U.S. Treasury Bill Index		2.83	3.59	3.31

Average annual total return as of June 30, 2009 (%)

	Inception	1-year	5-year	Life
CMG Ultra Short Term Bond Fund	03/08/04	1.70	2.73	2.52
Citigroup One-Year U.S. Treasury Bill Index		3.00	3.61	3.34

Index performance is from March 8, 2004.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The fund's annual operating expense ratios, with and without contractual waivers, as stated in the fund's prospectus that is current as of the date of this report, are 0.25% and 0.32%, respectively, of average annual net assets. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios. The contractual waiver expires 11/30/09.

Performance of a $3,000,000 investment, March 8, 2004 to July 31, 2009

The chart above compares the results of a hypothetical minimum initial $3,000,000 investment in the fund to the index during the stated time period and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Citigroup One-Year U.S. Treasury Bill Index consists of a single 1-year U.S. Treasury Bill whose return is tracked until its maturity. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expense of investing. Securities in the fund may not match those in an index.

UNDERSTANDING YOUR EXPENSES – CMG Ultra Short Term Bond Fund

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

February 1, 2009 — July 31, 2009

Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,022.91	1,023.55	1.25	1.25	0.25

Expenses paid during the period are equal to the annualized expense ratio of 0.25%, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,
	2009		2008	2007		2006		2005
Net asset value, beginning of period	$9.29		$9.59	$9.62		$9.67		$9.88
Income from investment operations:
Net investment income (a)	0.26		0.43	0.47		0.38		0.24
Net realized and unrealized loss on investments	(0.07)		(0.30)	(0.03)		(0.02)		(0.06)
Total from investment operations	0.19		0.13	0.44		0.36		0.18
Less distributions to shareholders:
From net investment income	(0.32)		(0.43)	(0.47)		(0.41)		(0.36)
Return of capital	-		-	-		-	(b)	(0.03)
Total distributions to shareholders	(0.32)		(0.43)	(0.47)		(0.41)		(0.39)
Net asset value, end of period	$9.16		$9.29	$9.59		$9.62		$9.67
Total return (c)(d)	2.16%		1.42%	4.62	%(e)	3.84%		1.83%
Ratios to average net assets/Supplemental data:
Net expenses before interest expense	0.25%		0.25%	0.25%		0.25	%(f)	0.25	%(f)
Interest expense	-	%(g)	-	-		-		-
Net expenses	0.25%		0.25%	0.25%		0.25	%(f)	0.25	%(f)
Waiver/Reimbursement	0.04%		0.07%	0.06%		0.07%		0.05%
Net investment income	2.82%		4.58%	4.88%		3.93	%(f)	2.44	%(f)
Portfolio turnover rate	103%		69%	108%		48%		75%
Net assets, end of period (000s)	$338,239		$96,595	$152,793		$89,863		$81,575

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
SCHEDULE OF INVESTMENTS

July 31, 2009

	Par	Value
Corporate Fixed-Income Bonds & Notes (36.5%)
Basic Materials (0.7%)
Chemicals (0.7%)
E.I. Du Pont de Nemours & Co. 6.875% 10/15/09	$1,500,000	$1,520,642
Lubrizol Corp. 4.625% 10/01/09	1,000,000	1,004,107
		2,524,749
Communications (4.7%)
Media (2.0%)
Comcast Corp. 5.850% 01/15/10	1,500,000	1,530,345
Cox Communications, Inc. 7.875% 08/15/09	1,000,000	1,001,645
Time Warner, Inc. 1.150% 11/13/09 (a)	2,000,000	1,994,594
5.500% 11/15/11	2,000,000	2,119,220
		6,645,804
Telecommunications (2.7%)
AT&T, Inc. 6.250% 03/15/11	1,000,000	1,064,079
British Telecommunications PLC 9.125% 12/15/10	2,000,000	2,150,084
Deutsche Telekom International Finance 5.375% 03/23/11	1,675,000	1,753,500
France Telecom SA 7.750% 03/01/11	2,000,000	2,174,498
New Cingular Wireless Services, Inc. 7.875% 03/01/11	925,000	1,002,222
Verizon Wireless Capital LLC 3.750% 05/20/11 (b)	1,000,000	1,030,108
		9,174,491
		15,820,295
Consumer Cyclical (0.5%)
Entertainment (0.2%)
Walt Disney Co. 0.750% 09/10/09 (a)	580,000	580,194

	Par	Value
Retail (0.3%)
CVS Caremark Corp. 5.750% 08/15/11	$1,000,000	$1,061,839
		1,642,033
Consumer Non-Cyclical (4.7%)
Beverages (0.2%)
Coca-Cola Enterprises, Inc. 1.116% 08/03/09 (a)	675,000	675,000
Cosmetics/Personal Care (0.7%)
Avon Products, Inc. 5.125% 01/15/11	1,500,000	1,560,108
Procter & Gamble International Funding SCA 0.996% 05/07/10 (a)	1,000,000	998,598
		2,558,706
Food (1.9%)
HJ Heinz Finance Co. 6.000% 03/15/12	1,000,000	1,067,068
6.625% 07/15/11	1,000,000	1,064,362
Kellogg Co. 6.600% 04/01/11	2,000,000	2,151,158
Kraft Foods, Inc. 4.125% 11/12/09	1,000,000	1,009,421
5.625% 11/01/11	1,000,000	1,070,946
		6,362,955
Healthcare Services (0.5%)
WellPoint, Inc. 4.250% 12/15/09	1,800,000	1,819,496
Pharmaceuticals (1.4%)
Eli Lilly & Co. 3.550% 03/06/12	1,000,000	1,038,424
Merck & Co. Inc. 1.875% 06/30/11	2,000,000	2,016,012
Pfizer, Inc. 4.450% 03/15/12	1,500,000	1,588,041
		4,642,477
		16,058,634

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
SCHEDULE OF INVESTMENTS

July 31, 2009

	Par	Value
Corporate Fixed-Income Bonds & Notes (continued)
Energy (1.1%)
Oil & Gas (1.1%)
Conoco Funding Co. 6.350% 10/15/11	$400,000	$438,437
Hess Corp. 6.650% 08/15/11	1,000,000	1,073,955
Premcor Refining Group, Inc. 6.125% 05/01/11	1,000,000	1,031,376
Valero Energy Corp. 6.875% 04/15/12	1,000,000	1,075,770
		3,619,538
Financials (14.9%)
Banks (10.4%)
American Express Centurion Bank 5.200% 11/26/10	750,000	761,293
Capital One Financial Corp. 5.700% 09/15/11	2,000,000	2,069,118
Citibank N.A. 1.375% 08/10/11 (c)	5,000,000	4,994,350
Citigroup, Inc. 4.125% 02/22/10	850,000	853,544
4.625% 08/03/10	997,000	1,002,209
Comerica Bank 0.811% 08/24/11 (a)	1,000,000	927,037
Goldman Sachs Group, Inc. 0.701% 06/28/10 (a)	3,000,000	2,995,158
1.187% 02/06/12 (a)	1,000,000	972,659
JPMorgan Chase & Co. 4.600% 01/17/11	750,000	774,343
Key Bank N.A. 7.000% 02/01/11	500,000	508,624
Morgan Stanley 0.760% 01/18/11 (a)	1,000,000	977,954
National Australia Bank Ltd. 8.600% 05/19/10	2,000,000	2,113,800
National City Bank/ Cleveland OH 4.250% 01/29/10	1,800,000	1,810,548
National Westminster Bank PLC 7.375% 10/01/09	641,000	641,108
PNC Bank N.A. 1.416% 08/05/09 (a)	1,300,000	1,300,000
State Street Bank & Trust Co. 1.850% 03/15/11	2,650,000	2,685,470

	Par	Value
Banks (continued)
State Street Corp. 2.150% 04/30/12	$1,200,000	$1,209,569
Suncorp-Metway Ltd. 0.989% 12/17/10 (a)(b)	3,000,000	3,001,461
U.S. Bancorp 2.250% 03/13/12	1,000,000	1,012,015
Union Planters Corp. 4.375% 12/01/10	1,700,000	1,646,843
Wells Fargo & Co. 3.000% 12/09/11	1,000,000	1,031,573
4.625% 08/09/10	1,000,000	1,026,784
Westpac Banking Corp. 0.754% 01/25/10 (a)(b)	772,000	771,486
		35,086,946
Capital Markets (0.2%)
Deutsche Bank AG 4.875% 05/20/13	625,000	652,967
Diversified Financial Services (2.7%)
Bear Stearns Companies LLC 4.550% 06/23/10	1,000,000	1,031,431
Credit Suisse USA, Inc. 6.125% 11/15/11	2,000,000	2,149,250
General Electric Capital Corp. 0.554% 01/26/11 (a)	1,000,000	978,298
5.250% 10/27/09	1,000,000	1,009,527
HSBC Finance Corp. 1.166% 08/09/11 (a)	850,000	788,424
International Lease Finance Corp. 4.875% 09/01/10	2,000,000	1,711,430
National Rural Utilities Cooperative Finance Corp. 5.350% 01/15/11	525,000	542,745
5.750% 08/28/09	1,000,000	1,002,932
		9,214,037
Insurance (1.0%)
Berkshire Hathaway Finance Corp. 0.810% 01/11/11 (a)	1,500,000	1,495,809
MetLife, Inc. 6.125% 12/01/11	1,000,000	1,049,989

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
SCHEDULE OF INVESTMENTS

July 31, 2009

	Par	Value
Corporate Fixed-Income Bonds & Notes (continued)
Insurance (continued)
Prudential Financial, Inc. 5.100% 12/14/11	$800,000	$795,462
		3,341,260
Savings & Loans (0.6%)
Wachovia Mortgage FSB 4.125% 12/15/09	2,000,000	2,023,178
		50,318,388
Government (0.2%)
Multi-National (0.2%)
Inter-American Development Bank 1.500% 06/23/11	500,000	501,387
Industrials (4.9%)
Aerospace & Defense (1.6%)
Lockheed Martin Corp. 8.200% 12/01/09	2,500,000	2,554,390
United Technologies Corp. 4.375% 05/01/10	1,000,000	1,027,856
6.350% 03/01/11	1,750,000	1,869,812
		5,452,058
Machinery (0.6%)
John Deere Capital Corp. 1.326% 08/19/10 (a)	1,000,000	1,004,343
7.000% 03/15/12	1,000,000	1,109,381
		2,113,724
Miscellaneous Manufacturing (1.7%)
3M Co. 5.125% 11/06/09	1,500,000	1,521,142
Honeywell International, Inc. 6.125% 11/01/11	2,000,000	2,178,228
Tyco International Finance SA 6.375% 10/15/11	2,000,000	2,139,172
		5,838,542
Transportation (1.0%)
Burlington Northern Santa Fe Corp. 7.125% 12/15/10	2,000,000	2,108,618

	Par	Value
Transportation (continued)
FedEx Corp. 5.500% 08/15/09	$1,100,000	$1,101,075
		3,209,693
		16,614,017
Information Technology (0.6%)
IT Services (0.6%)
Oracle Corp. 5.000% 01/15/11	2,000,000	2,092,650
Technology (0.6%)
Networking (0.6%)
Cisco Systems, Inc. 5.250% 02/22/11	2,000,000	2,116,904
Utilities (3.6%)
Electric (3.0%)
American Electric Power Co., Inc. 5.375% 03/15/10	2,000,000	2,042,862
Commonwealth Edison Co. 6.150% 03/15/12	660,000	708,409
Consolidated Edison Co. of New York, Inc. 7.150% 12/01/09	500,000	508,238
7.500% 09/01/10	1,000,000	1,057,715
Duke Energy Carolinas LLC 4.500% 04/01/10	1,000,000	1,020,945
Midamerican Energy Holdings Co. 3.150% 07/15/12 (b)	1,500,000	1,512,690
Oncor Electric Delivery Co. 6.375% 05/01/12	1,000,000	1,077,166
Southern Co. 5.300% 01/15/12	2,000,000	2,129,606
		10,057,631
Gas (0.6%)
Sempra Energy 7.950% 03/01/10	2,000,000	2,066,398
		12,124,029
Total Corporate Fixed-Income Bonds & Notes (Cost of $122,866,628)		123,432,624

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
SCHEDULE OF INVESTMENTS

July 31, 2009

	Par	Value
Asset-Backed Securities (18.7%)
Advanta Business Card Master Trust 5.300% 05/21/12	$659,103	$619,556
American Express Issuance Trust 4.020% 01/18/11	3,125,000	3,168,363
AmeriCredit Automobile Receivables Trust 3.930% 10/06/11	167,099	167,404
5.190% 11/06/11	277,797	277,023
5.210% 10/06/11	91,786	91,685
5.420% 08/08/11	745,078	758,237
Bank One Issuance Trust 3.940% 04/16/12	2,000,000	2,002,435
Bay View Auto Trust 4.550% 02/25/14	178,391	179,499
5.010% 06/25/14	127,627	129,497
BMW Vehicle Lease Trust 2.040% 04/15/11	1,795,000	1,801,240
Capital Auto Receivables Asset Trust 5.000% 04/15/11	2,846,650	2,879,455
Capital One Multi-Asset Execution Trust 4.850% 02/18/14	5,000,000	5,168,122
Carmax Auto Owner Trust 5.150% 02/15/11	460,547	463,737
Centex Home Equity 6.540% 01/25/32 (a)	172,916	18,527
Chase Issuance Trust 1.038% 06/15/12 (a)	2,000,000	1,999,588
Citibank Credit Card Issuance Trust 5.500% 06/22/12	4,089,000	4,230,945
CNH Equipment Trust 2.400% 05/16/11	4,682,000	4,697,160
4.060% 10/17/11	575,000	582,644
4.780% 07/16/12	4,000,000	4,098,775
Ford Credit Auto Owner Trust 2.100% 11/15/11	1,850,000	1,859,994
5.150% 11/15/11	3,930,000	4,023,497
GMAC Mortgage Corp. Loan Trust 6.310% 05/25/36 (a)	84,805	79,100
Harley-Davidson Motorcycle Trust 2.520% 05/15/12	661,000	665,150
3.760% 12/17/12	840,096	844,651

	Par	Value
Honda Auto Receivables Owner Trust 1.500% 08/15/11	$1,000,000	$1,000,500
2.220% 08/15/11	992,000	998,340
3.770% 09/20/10	766,305	770,871
Household Automotive Trust 5.280% 09/17/11	392,550	397,893
5.300% 11/17/11	499,600	508,697
5.430% 06/17/11	199,322	202,360
Huntington Auto Trust 3.480% 07/15/11 (b)	1,000,000	1,007,518
Long Beach Auto Receivables Trust 4.972% 10/15/11	283,454	283,849
5.170% 08/15/11	267,328	267,789
Nissan Auto Receivables Owner Trust 2.940% 07/15/11	1,000,000	1,012,948
Nomura Asset Acceptance Corp. 0.425% 01/25/36 (a)(b)	28,114	25,056
Triad Auto Receivables Owner Trust 4.220% 06/12/12	327,608	328,019
5.260% 11/14/11	350,005	351,644
5.410% 08/12/11	268,056	269,317
TXU Electric Delivery Transition Bond Co. LLC 4.810% 11/17/14	650,000	682,025
USAA Auto Owner Trust 4.160% 04/16/12	6,140,000	6,248,304
4.900% 02/15/12	1,239,524	1,261,064
Volkswagen Auto Lease Trust 3.410% 04/16/12	6,000,000	6,087,499
World Omni Auto Receivables Trust 4.130% 03/15/11	728,609	738,324
Total Asset-Backed Securities (Cost of $63,339,806)		63,248,301
Municipal Bonds (11.5%)
Alabama (0.7%)
AL University of Alabama Series 2008 B, LOC: Regions Bank 3.500% 09/01/31 (a)	2,500,000	2,500,000

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
SCHEDULE OF INVESTMENTS

July 31, 2009

	Par	Value
Municipal Bonds (continued)
Colorado (0.7%)
CO Housing & Finance Authority Series 2004 A-1, SPA: Dexia Credit Local 1.100% 11/01/34 (a)	$1,000,000	$1,000,000
Series 2007 B-1, SPA: Calyon Bank 0.800% 10/01/38 (a)	1,500,000	1,500,000
		2,500,000
Idaho (0.9%)
ID Housing & Finance Association Series 2007 F-2, LIQ FAC: Lloyds TSB Bank PLC 0.800% 01/01/39 (a)	3,000,000	3,000,000
Illinois (0.5%)
IL City of Chicago Series 2009, LOC: U.S. Bank N.A. 1.340% 05/31/11 (a)	1,040,000	1,040,042
IL Municipal Electric Agency Series 2009, 4.160% 02/01/13 (d)	750,000	762,487
		1,802,529
Kansas (0.3%)
KS City of Olathe Diamant Boart, Inc., Series 1997 B, LOC: Svenska Handelsbanken 1.290% 03/01/27 (a)	1,000,000	1,000,000
Kentucky (0.6%)
KY Housing Corp. Series 2007 J, SPA: Lloyds TSB Bank PLC 0.850% 07/01/37 (a)	1,600,000	1,600,000

	Par	Value
Kentucky (continued)
Series 2007 O, SPA: Lloyds TSB Bank PLC 0.850% 01/01/38 (a)	$500,000	$500,000
		2,100,000
Louisiana (0.2%)
LA Public Facilities Authority Cleco Power LLC, Series 2008, 7.000% 12/01/38 (a)	500,000	532,065
Maine (1.2%)
ME State Housing Authority Series 2008 E1, SPA: Dexia Credit Local 1.050% 11/15/32 (a)	4,000,000	4,000,000
Massachusetts (1.2%)
MA Commonwealth Series 2009 D, 3.000% 07/01/11	4,000,000	4,124,520
Michigan (0.4%)
MI State Housing Development Authority Series 2007 G, SPA: Bank of Nova Scotia 0.800% 12/01/38 (a)	1,200,000	1,200,000
Nebraska (0.3%)
NE Public Power District Series 2009 B, 4.135% 01/01/13	1,000,000	1,016,710
North Carolina (0.2%)
NC Rowan County Industrial Facilities & Pollution Control Financing Authority Taylor Clay Products, Inc., Series 2007 B, LOC: Wachovia Bank N.A. 0.650% 04/01/22 (a)	560,000	560,000

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
SCHEDULE OF INVESTMENTS

July 31, 2009

	Par	Value
Municipal Bonds (continued)
Pennsylvania (0.8%)
PA Luzerne County Industrial Development Authority Pennsummit Tabular LLC, Series 2006, LOC: Wachovia Bank N.A. 0.650% 02/01/21 (a)	$500,000	$500,000
PA Turnpike Commission Series 2001 U, SPA: Dexia Credit Local 1.000% 12/01/19 (a)	2,300,000	2,300,000
		2,800,000
Texas (1.4%)
TX Department of Housing & Community Affairs Post Oak East Apartment, Series 2004 B, LIQ FAC: FNMA 0.700% 08/15/37 (a)	600,000	600,000
TX State Series 2004 I-C, SPA: Dexia Credit Local 0.750% 12/01/18 (a)	4,120,000	4,120,000
		4,720,000
Virginia (0.2%)
VA Arlington County Industrial Development Authority Lee Gardens Housing Corp., Series 2005 B, LIQ FAC: FHLMC 2.500% 02/01/16 (a)	610,000	610,000
Washington (0.7%)
WA State Housing Finance Commission Eagles Landing Apartments, Series 2006 B, LIQ FAC: FNMA 0.700% 08/15/39 (a)	670,000	670,000
Elks-100 LLC, Series 2004 B, LIQ FAC: FNMA 0.700% 01/15/38 (a)	630,000	630,000

	Par	Value
Washington (continued)
Merrill Gardens Queen Anne, Series 2004 B, LIQ FAC: FNMA 0.670% 09/01/38 (a)	$1,220,000	$1,220,000
		2,520,000
Wisconsin (1.2%)
WI Housing & Economic Development Authority Series 2007 D, SPA: Fortis Bank SA/NV: 0.500% 09/01/27 (a)	2,000,000	2,000,000
0.500% 09/01/34 (a)	2,000,000	2,000,000
		4,000,000
Total Municipal Bonds (Cost of $38,906,360)		38,985,824
Government & Agency Obligations (11.1%)
Foreign Government Obligations (0.2%)
Svensk Exportkredit AB 4.000% 06/15/10	500,000	513,012
U.S. Government Agencies (5.0%)
Federal Farm Credit Bank 2.750% 05/04/10	1,000,000	1,016,850
Federal Home Loan Bank 3.375% 10/20/10	2,500,000	2,578,855
3.375% 06/24/11	6,000,000	6,227,004
Federal Home Loan Mortgage Corp. 3.500% 05/05/11	6,000,000	6,229,152
4.000% 12/15/09	1,000,000	1,013,509
		17,065,370
U.S. Government Obligations (5.9%)
U.S. Treasury Notes 0.875% 03/31/11	3,000,000	2,996,718
0.875% 05/31/11	6,000,000	5,984,520
1.000% 07/31/11	8,000,000	7,980,000
1.375% 05/15/12	3,000,000	2,988,060
		19,949,298
Total Government & Agency Obligations (Cost of $37,456,368)		37,527,680

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
SCHEDULE OF INVESTMENTS

July 31, 2009

	Par	Value
Collateralized Mortgage Obligations (7.5%)
Agency (6.8%)
Federal Home Loan Mortgage Corp. 3.728% 02/01/36 (a)	$912,611	$916,403
Federal Home Loan Mortgage Corp. REMICS 3.900% 08/15/30	1,836,506	1,871,912
4.500% 11/15/16	112,063	113,608
4.500% 02/15/17	1,346,799	1,381,490
4.500% 08/15/25	575,133	579,105
4.500% 11/15/29	4,954,872	5,034,881
5.000% 11/15/15	51,349	51,920
5.000% 02/15/16	195,115	197,942
5.000% 08/15/25	332,326	339,126
5.000% 05/15/26	96,982	98,376
5.500% 02/15/24	54,378	54,743
6.000% 09/15/27	2,771,905	2,854,532
Federal National Mortgage Association 4.842% 03/01/34 (a)	407,090	419,138
Federal National Mortgage Association REMICS 4.500% 09/25/16	1,000,000	1,033,890
4.500% 02/25/28	4,416,554	4,466,172
5.500% 11/25/26	472,770	483,455
6.000% 01/25/29	2,776,541	2,884,407
		22,781,100
Non-Agency (0.7%)
Axon Financial Funding Ltd. 5.960% 04/04/17 (a)(b)(e)(f)(g)	1,750,000	17,500
Bear Stearns Alt-A Trust 0.505% 12/25/46 (a)	661,163	61,840
Granite Master Issuer PLC 0.448% 12/17/54 (a)(e)	750,000	112,500
Indymac Index Mortgage Loan Trust 0.525% 04/25/37 (a)	280,374	36,627
JPMorgan Mortgage Trust 5.500% 04/25/36	220,730	210,011
Kildare Securities Ltd. 0.710% 12/10/43 (a)(b)	723,831	622,331
Leek Finance PLC 0.719% 12/21/38 (a)(b)	1,374,765	1,029,208

	Par	Value
Non-Agency (continued)
Washington Mutual, Inc. 4.823% 10/25/35 (a)	$421,278	$336,068
6.250% 07/25/36	49,017	48,053
		2,474,138
Total Collateralized Mortgage Obligations (Cost of $28,910,244)		25,255,238
Short-Term Obligations (17.0%)
Certificates Of Deposit (1.2%)
BNP Paribas 1.210% 10/09/09	2,000,000	2,003,338
Regions Bank 1.750% 10/09/09	2,000,000	2,005,826
		4,009,164
Commercial Paper (8.7%)
Alaska Housing Finance Corp. 0.800% 08/14/09	1,000,000	999,711
Atlantic Asset Securitization 0.240% 08/21/09	5,000,000	4,999,333
Citigroup Funding, Inc. 0.400% 08/04/09	4,000,000	3,999,867
Fairway Finance LLC 0.440% 08/10/09	2,000,000	1,999,780
Gotham Funding Corp. 0.350% 10/07/09	2,000,000	1,997,734
0.370% 09/22/09	2,000,000	1,998,931
Harris Trust & Savings 1.710% 10/30/09	1,000,000	1,003,683
ING US Funding LLC 0.590% 08/06/09	2,000,000	1,999,836
Royal Bank of Scotland 0.300% 09/01/09	5,000,000	4,998,709
Sheffield Receivables Corp. 0.450% 08/06/09	2,000,000	1,999,875
Toyota Motor Credit Corp. 0.300% 11/05/09	600,000	599,530
Variable Funding Capital Co. LLC 0.320% 10/14/09	3,000,000	2,996,439
		29,593,428
U.S. Government Agencies (0.3%)
Federal Home Loan Bank (h) 03/03/10	1,000,000	997,998

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
SCHEDULE OF INVESTMENTS

July 31, 2009

	Par	Value
Short-Term Obligations (continued)
U.S. Government Obligations (1.8%)
U.S. Treasury Bills (h) 11/27/09	$3,000,000	$2,998,068
0.664% 03/11/10	3,000,000	2,994,831
		5,992,899
Repurchase Agreement (2.2%)
Repurchase agreement with Fixed Income Clearing Corp., dated 07/31/09, due 08/03/09 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 04/15/11, market value $7,596,550 (repurchase proceeds $7,445,074)	7,445,000	7,445,000
Variable Rate Demand Notes (2.8%)
CA Los Angeles Community College District Series 2008 F-2, 3.049% 08/01/09	1,275,000	1,275,000
CA Port Authority of Oakland 0.650% 08/07/09	500,000	499,946
FL Gainesville Utility Systems 2.200% 08/06/09	1,500,000	1,499,541
GA Atlanta Metropolitan Rapid Transit 0.900% 08/07/09	1,360,000	1,360,000
ID Housing & Finance Association 2.003% 10/09/09	2,500,000	2,490,450
LA Department of Airport 0.400% 09/23/09	2,500,000	2,498,528
		9,623,465
Total Short-Term Obligations (Cost of $57,639,862)		57,661,954
Total Investments (102.3%) (Cost of $349,119,268) (i)		346,111,621
Other Assets & Liabilities, Net (-2.3)%		(7,873,110)
Net Assets (100.0%)		$338,238,511

Notes to Schedule of Investments:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2009.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities, which are not illiquid, except for the following, amounted to $9,017,358, which represents 2.7% of net assets.

Security	Acquisition Date	Par	Cost	Value
Axon Financial Funding Ltd., 5.960% 04/04/17	04/04/07	$1,750,000	$1,750,000	$17,500

(c)  Security is guaranteed by the Federal Deposit Insurance Corporation.

(d)  Security purchased on a delayed delivery basis.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $130,000, which represents less than 0.1% of net assets.

(f)  The issuer is in default of certain debt covenants. Income is not being accrued. At July 31, 2009, the value of this security amounted to $17,500, which represents less than 0.1% of net assets.

(g)  Security issued by a structured investment vehicle.

(h)  Zero coupon bond.

(i)  Cost for federal income tax purposes is $349,652,321.

  Investments in affiliates during the year ended July 31, 2009:

Security Name:	Merrill Lynch & Co., Inc., 4.250% 02/08/10
Par as of 07/31/08:	$800,000
Par purchased:	$-
Par sold:	$(800,000)
Par as of 07/31/09:	$-
Net realized gain:	$13,064
Interest income earned:	$36,309
Value at end of period:	$-

  As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
SCHEDULE OF INVESTMENTS

July 31, 2009

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$-	$2,524,749	$-	$2,524,749
Communications	-	15,820,295	-	15,820,295
Consumer Cyclical	-	1,642,033	-	1,642,033
Consumer Non-Cyclical	-	16,058,634	-	16,058,634
Energy	-	3,619,538	-	3,619,538
Financials	-	50,318,388	-	50,318,388
Government	-	501,387	-	501,387
Industrials	-	16,614,017	-	16,614,017
Information Technology	-	2,092,650	-	2,092,650
Technology	-	2,116,904	-	2,116,904
Utilities	-	12,124,029	-	12,124,029
Total Corporate Fixed-Income Bonds & Notes	-	123,432,624	-	123,432,624
Asset-Backed Securities	-	63,248,301	-	63,248,301
Municipal Bonds	-	38,985,824	-	38,985,824
Government & Agency Obligations
Foreign Government Obligations	-	513,012	-	513,012
U.S. Government Agencies	-	17,065,370	-	17,065,370
U.S. Government Obligations	19,949,298	-	-	19,949,298
Total Government & Agency Obligations	19,949,298	17,578,382	-	37,527,680
Collateralized Mortgage Obligations
Agency	-	22,781,100	-	22,781,100
Non-Agency	-	2,344,138	130,000	2,474,138
Total Collateralized Mortgage Obligations	-	25,125,238	130,000	25,255,238
Short-Term Obligations	5,992,899	51,669,055	-	57,661,954
Total Investments	$25,942,197	$320,039,424	$130,000	$346,111,621

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
SCHEDULE OF INVESTMENTS

July 31, 2009

The following table reconciles asset balances for the twelve month period ending July 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of July 31, 2008	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009
Asset-Backed Securities	$1,121,113	$-	$821	$8,711	$-	$(392,321)	$-	$(738,324)	$-
Collateralized Mortgage Obligations Non-Agency	653,125	-	-	(523,125)	-	-	-	-	130,000
	$1,774,238	$-	$821	$(514,414)	$-	$(392,321)	$-	$(738,324)	$130,000

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at July 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $523,125. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At July 31, 2009, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Corporate Fixed-Income Bonds & Notes	36.5
Asset-Backed Securities	18.7
Municipal Bonds	11.5
Government & Agency Obligations	11.1
Collateralized Mortgage Obligations	7.5
85.3
Short-Term Obligations	17.0
Other Assets & Liabilities, Net	(2.3)
100.0

Acronym	Name
FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009

ASSETS:
Total investments, at cost	$349,119,268
Total investments, at value	$346,111,621
Cash	624
Receivable for:
Investments sold	127,500
Fund shares sold	13,614,438
Interest	1,965,902
Expense reimbursement due from investment advisor	9,206
Trustees' deferred compensation plan	10,631
Total Assets	361,839,922
LIABILITIES:
Payable for:
Investments purchased	21,576,403
Investments purchased on a delayed delivery basis	750,000
Fund shares repurchased	498,956
Distributions	671,337
Investment advisory fee	56,425
Trustees' fees	120
Audit fee	35,750
Trustees' deferred compensation plan	10,631
Other liabilities	1,789
Total Liabilities	23,601,411
NET ASSETS	$338,238,511
NET ASSETS CONSIST OF:
Paid-in capital	$346,279,976
Overdistributed net investment income	(510,406)
Accumulated net realized loss	(4,523,412)
Net unrealized depreciation on investments	(3,007,647)
NET ASSETS	$338,238,511
Shares of capital stock outstanding	36,924,846
Net asset value, offering and redemption price per share	$9.16

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
STATEMENT OF OPERATIONS

For the Year Ended July 31, 2009

INVESTMENT INCOME:
Interest	$4,208,396
Interest from affiliates	36,309
Securities lending	26,775
Total Investment Income	4,271,480
Expenses:
Investment advisory fee	346,249
Trustees' fees	14,836
Audit fee	40,922
Other expenses	3,025
Expenses before interest expense	405,032
Interest expense	129
Total Expenses	405,161
Fees waived or expenses reimbursed by investment advisor	(58,864)
Net Expenses	346,297
Net Investment Income	3,925,183
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(530,555)
Affiliated investments	13,064
Net realized loss	(517,491)
Net change in unrealized appreciation (depreciation) on investments	153,906
Net Loss	(363,585)
NET INCREASE RESULTING FROM OPERATIONS	$3,561,598

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended July 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$3,925,183	$5,578,370
Net realized loss on investments	(517,491)	(1,876,094)
Net change in unrealized appreciation (depreciation) on investments	153,906	(2,191,777)
Net increase resulting from operations	3,561,598	1,510,499
Distributions to shareholders:
From net investment income	(4,719,238)	(5,705,300)
Net capital stock transactions	242,801,133	(52,002,839)
Total increase (decrease) in net assets	241,643,493	(56,197,640)
NET ASSETS:
Beginning of period	96,595,018	152,792,658
End of period	$338,238,511	$96,595,018
Overdistributed net investment income at end of period	$(510,406)	$(70,674)

Capital Stock Activity

	Year Ended July 31, 2009		Year Ended July 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Subscriptions	35,703,127	326,523,221	4,274,964	40,228,402
Distributions reinvested	15,601	142,256	88,630	835,828
Redemptions	(9,189,644)	(83,864,344)	(9,893,831)	(93,067,069)
Net increase (decrease)	26,529,084	242,801,133	(5,530,237)	(52,002,839)

See Accompanying Notes to Financial Statements.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
NOTES TO FINANCIAL STATEMENTS

July 31, 2009

Note 1.  Organization

CMG Ultra Short Term Bond Fund (the "Fund"), a series of Columbia Funds Institutional Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Shares of the Fund are available for purchase by institutional investors investing directly in the Fund, by institutional investors investing in the Fund as an advisory client of Columbia Management Advisors, LLC ("Columbia"), the Fund's investment adviser, and by institutional investors investing in the Fund as an advisory client of Bank of America, N.A. Please see the Fund's prospectus for further details, including applicable investment minimums.

Investment objective. The Fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Fund shares. The Trust may issue an unlimited number of shares of beneficial interest which are offered continuously at net asset value.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through September 21, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation. Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
NOTES TO FINANCIAL STATEMENTS

July 31, 2009

be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1–quoted prices in active markets for identical securities

•  Level 2–prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3–prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security transactions. Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase agreements. The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed delivery securities. The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income recognition. Interest income is recorded on an accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses.

Expenses. General expenses of the Trust are allocated to the Fund based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal income tax status. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
NOTES TO FINANCIAL STATEMENTS

July 31, 2009

any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to shareholders. Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification. In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3.  Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended July 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for amortization/accretion adjustments and paydown gain/loss reclassifications were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$354,323	$(354,322)	$(1)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended July 31, 2009 and July 31, 2008 was as follows:

	July 31, 2009	July 31, 2008
Distributions paid from:
Ordinary Income*	$4,719,238	$5,705,300
Long-Term Capital Gains	-	-

*For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
NOTES TO FINANCIAL STATEMENTS

July 31, 2009

As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Depreciation*
$892,293	$-	$(3,540,700)

*The differences between book-basis and tax-basis net unrealized depreciation are primarily due to amortization/accretion adjustments.

Unrealized appreciation and depreciation at July 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$1,163,107
Unrealized depreciation	(4,703,807)
Net unrealized depreciation	$(3,540,700)

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2012	$29,640
2013	47,961
2014	627,248
2015	685,751
2016	213,699
2017	2,249,159
Total	$3,853,458

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of July 31, 2009, post-October capital losses of $669,955 attributed to security transactions were deferred to August 1, 2009.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
NOTES TO FINANCIAL STATEMENTS

July 31, 2009

FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee. Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. The Fund's investment advisory fee is a unified fee. Columbia, out of the unified fee it receives from the Fund, pays all accounting fees, legal fees, transfer agent fees, custody fees, expenses of the Chief Compliance Officer, the commitment fee for the line of credit (see Note 6) and miscellaneous expenses of the Fund. The unified fee does not include brokerage fees, taxes, fees and expenses of the independent Trustees (including legal counsel fees), audit fees, interest expense associated with any borrowings by the Fund or extraordinary expenses, if any. The unified fee is paid monthly to Columbia at the annual rate of 0.25% of the Fund's average daily net assets.

Pricing and bookkeeping fees. The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The pricing and bookkeeping fees for the Fund are payable by Columbia.

Transfer agent fee. Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The transfer agent fees for the Fund are payable by Columbia. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund or Columbia.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Fee waivers and expense reimbursements. Columbia has contractually agreed to bear a portion of the Fund's expenses through November 30, 2009, so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.25% of the Fund's average daily net assets. There is no guarantee that this arrangement will continue after November 30, 2009.

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
NOTES TO FINANCIAL STATEMENTS

July 31, 2009

Fees paid to officers and trustees. All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, is charged its pro-rata share of the expenses associated with the Chief Compliance Officer. The expenses of the Chief Compliance Officer charged to the Fund are payable by Columbia.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5.  Portfolio information

For the year ended July 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $324,970,604 and $114,163,423, respectively, of which $39,413,688 and $18,618,148, respectively, were U.S. Government securities.

Note 6.  Line of credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets. Prior to October 16, 2008, the Fund and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Interest on the committed line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual operations agency fee of $40,000 for the committed line of credit and was able to charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the year ended July 31, 2009, the average daily loan balance outstanding on days where borrowing existed was $6,100,000 at a weighted average interest rate of 0.763%.

Note 7.  Securities lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
NOTES TO FINANCIAL STATEMENTS

July 31, 2009

the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

For the year ended July 31, 2009, the Fund did not participate in the securities lending program.

Note 8.  Shares of beneficial interest

As of July 31, 2009, 100.0% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9.  Significant risks and contingencies

Asset-backed securities risk. The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-backed securities risk. The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Legal proceedings. No CMG Fund is named as a party to any regulatory preceedings or litigation. Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the

CMG ULTRA SHORT TERM BOND FUND
A Portfolio of Columbia Funds Institutional Trust
NOTES TO FINANCIAL STATEMENTS

July 31, 2009

antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Institutional Trust and the Shareholder of CMG Ultra Short Term Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CMG Ultra Short Term Bond Fund (the "Fund") (a series of Columbia Funds Institutional Trust) at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 21, 2009

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
John D. Collins (Born 1938) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2007)	Retired. Consultant, KPMG, LLP (accounting and tax firm) from July 1999 to June 2000; Partner, KPMG, LLP from March 1962 to June 1999. Oversees 66, Mrs. Fields Famous Brands LLC (consumer products); Suburban Propane Partners, L.P.; and Montpelier Re (underwriting firm)

Rodman L. Drake (Born 1943) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2007) and Chairman of the Board (since 2009)	Co-Founder of Baringo Capital LLC (private equity) since 2002; President, Continuation Investments Group, Inc. from 1997 to 2001. Oversees 66, Jackson Hewitt Tax Service Inc. (tax preparation services); Crystal Capital River Inc. (real estate investment trust); Student Loan Corporation (student loan provider); Celgene Corporation (global biotechnology company); and The Helios Funds (exchange-traded funds)

Douglas A. Hacker (Born 1955) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Independent business executive since May 2006; Executive Vice President—Strategy of United Airlines (airline) from December 2002 to May 2006; President of UAL Loyalty Services (airline marketing company) from September 2001 to December 2002; Executive Vice President and Chief Financial Officer of United Airlines from July 1999 to September 2001. Oversees 66, Nash Finch Company (food distributor); Aircastle Limited (aircraft leasing)

Janet Langford Kelly (Born 1957) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (integrated energy company) since September 2007; Deputy General Counsel—Corporate Legal Services, ConocoPhillips from August 2006 to August 2007; Partner, Zelle, Hofmann, Voelbel, Mason&Gette LLP (law firm) from March 2005 to July 2006; Adjunct Professor of Law, Northwestern University, from September 2004 to June 2006; Director, UAL Corporation (airline) from February 2006 to July 2006; Oversees 66, None

Charles R. Nelson (Born 1942) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1981)	Professor of Economics, University of Washington, since January 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington, since September 1993; Adjunct Professor of Statistics, University of Washington, since September 1980; Associate Editor, Journal of Money Credit and Banking, 1993-2008 Consultant on econometric and statistical matters. Oversees 66, None

John J. Neuhauser (Born 1943) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1985)	President, Saint Michael's College, since August 2007; University Professor, Boston College from November 2005 to August 2007; Academic Vice President and Dean of Faculties, Boston College from August 1999 to October 2005. Oversees 66, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (closed-end funds)

Fund Governance (Continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Jonathan Piel (Born 1938) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2007)	Cable television producer and website designer; The Editor, Scientific American from 1984 to 1994; Vice President, Scientific American, Inc., from 1984 to 1994; Member, Advisory Board, Stone Age Institute, Bloomington, Indiana (research institute that explores the effect of technology on human evolution); Member, Board of Directors of the National Institute of Social Sciences, New York City; Member, Board of Trustees of the William Alanson White Institute, New York City (institution for training psychoanalysts); and Member, Advisory Board, Mount Sinai Children's Environmental Health Center, New York. Oversees 66, None

Patrick J. Simpson (Born 1944) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2000)	Partner, Perkins Coie LLP (law firm). Oversees 66, None

Thomas C. Theobald (Born 1937) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1996)	Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since September 2004; Managing Director, William Blair Capital Partners (private equity investing) from September 1994 to September 2004. Oversees 66, Anixter International (network support equipment distributor); Ventas, Inc. (real estate investment trust); Jones Lang LaSalle (real estate management services); Ambac Financial Group (financial guaranty insurance)

Anne-Lee Verville (Born 1945) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1998)	Retired since 1997 (formerly General Manager—Global Education Industry (from 1994 to 1997), President—Application Systems Division (from 1991 to 1994), Chief Financial Officer—US Marketing&Services (from 1988 to 1991), and Chief Information Officer (from 1987 to 1988), IBM Corporation (computer and technology)). Oversees 66, None

William E. Mayer[1] (Born 1940) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1994)	Partner, Park Avenue Equity Partners (private equity) since February 1999; Dean and Professor, College of Business, University of Maryland from 1992 to 1997. Oversees 66, Lee Enterprises (print media),WRHambrecht + Co. (financial service provider); BlackRock Kelso Capital Corporation (investment company)

  1  The Funds currently treat Mr. Mayer as an "interested person" (as defined in the Investment Company Act of 1940) by reason of his affiliation with WR Hambrecht + Co., a registered broker/dealer that may execute portfolio transactions for or engage in principal transactions with the Funds or other funds or accounts advised/managed by the Advisor or other Bank of America affiliates.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 1-800-345-6611.

Fund Governance (Continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer—Columbia Funds, from June 2008 to January 2009; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964) One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969) One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968) One Financial Center Boston, MA 02111 Chief Accounting Officer and Treasurer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967) One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02111 Vice President (since 1996)	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

COLUMBIA FUNDS INSTITUTIONAL TRUST

ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621

- INVESTMENT ADVISOR -

COLUMBIA MANAGEMENT ADVISORS, LLC
100 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110-2624

- LEGAL COUNSEL -

ROPES & GRAY LLP
ONE INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS 02110-2624

- TRANSFER AGENT -

COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MASSACHUSETTS 02266-8081

SHC-42/21409-0709 (09/09) 09/87712

A description of the policies and procedures that the fund uses to determine how to vote proxies to its portfolio securities and a copy of the fund's voting records is available (i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

© 2009 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621

Item 2. Code of Ethics.

(a)          The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that John D. Collins, Douglas A. Hacker, Charles R. Nelson and Anne-Lee Verville, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Collins, Mr. Hacker, Mr. Nelson and Ms. Verville are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the one series of the registrant whose report to stockholders is included in this annual filing. Fee information for 2009 and 2008 also includes fees for the thirteen series of the registrant that liquidated on July 30, 2009.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended July 31, 2009 and July 31, 2008 are approximately as follows:

2009	2008
$32,100	$457,300

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended July 31, 2009 and July 31, 2008 are approximately as follows:

2009	2008
$64,400	$61,600

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2009 and 2008, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports.

During the fiscal years ended July 31, 2009 and July 31, 2008, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended July 31, 2009 and July 31, 2008 are approximately as follows:

2009	2008
$159,400	$85,600

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.  Fiscal year 2009 also includes Tax Fees for agreed-upon procedures related to fund mergers and the review of final tax returns.  Fiscal year 2008 includes Tax Fees for assistance with foreign tax filings.

During the fiscal years ended July 31, 2009 and July 31, 2008, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended July 31, 2009 and July 31, 2008 are approximately as follows:

2009	2008
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended July 31, 2009 and July 31, 2008 are approximately as follows:

2009	2008
$829,700	$1,210,800

In both fiscal years 2009 and 2008, All Other Fees consist of fees billed for internal control examinations of the registrant’s transfer agent and investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or Director of Board Administration to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or Director of Board Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

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(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended July 31, 2009 and July 31, 2008 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2009 and July 31, 2008 are approximately as follows:

2009	2008
$1,053,500	$1,358,000

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Institutional Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	September 21, 2009